SEGMENT (Tables)	6 Months Ended
Jun. 30, 2023
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Six Months Ended June 30,
	2022			2023
	Legacy -	Legacy-		Legacy-	Legacy-
	Huazhu	DH	Total	Huazhu	DH	Total
Total revenues	4,736	1,327	6,063	7,941	2,069	10,010
Adjusted EBITDA	(70)	(210)	(280)	3,385	33	3,418
Interest income			37			101
Interest expense			199			224
Income tax expense (benefit)			(430)			502
Depreciation and amortization			734			721
Share-based Compensation			48			61
Losses from fair value changes of equity securities			186			6
Net (loss) income attributable to H World Group Limited			(980)			2,005

Schedule of total assets for operating segments, reconciled to consolidated amounts

As of
	December 31, 2022			June 30, 2023
	Legacy	Legacy		Legacy	Legacy
	Huazhu	DH	Total	Huazhu	DH	Total
Total assets	43,729	17,778	61,507	44,103	19,009	63,112

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

Revenues:	Six Months Ended June 30,
	2022	2023
China	4,727	7,927
Germany	989	1,532
All others	347	551
Total	6,063	10,010

	As of
	December 31,	June 30,
	2022	2023
China	31,684	30,524
Germany	13,501	14,517
All others	3,288	3,411
Total	48,473	48,452